Establishment and operations - Consolidated Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Viapool Inc
Establishment and operations
Percentage of Legal ownership	51.00%
Blitz B22-203 GmbH
Establishment and operations
Percentage of Legal ownership	100.00%
Door2Door
Establishment and operations
Percentage of Legal ownership	100.00%
Volt Lines B.V.
Establishment and operations
Percentage of Legal ownership	100.00%
Urbvan Mobility Ltd.
Establishment and operations
Percentage of Legal ownership	100.00%
Swvl Inc.
Establishment and operations
Percentage of Legal ownership	100.00%
Pivotal Merger Sub Company I
Establishment and operations
Percentage of Legal ownership	100.00%
Swvl Global FZE
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl for Smart Transport Applications and Services LLC
Establishment and operations
Percentage of Legal ownership	99.80%	99.80%
Swvl Technologies FZE
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl Saudi for Information Technology
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Urbvan mobility ltd.
Establishment and operations
Percentage of Legal ownership	100.00%
Urbvan intermediate holdings, llc.
Establishment and operations
Percentage of Legal ownership	100.00%
Commute technologies s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	100.00%
Urbvan commute operations s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	100.00%
Ops transit mobility, s.a. de c.v.
Establishment and operations
Percentage of Legal ownership	100.00%
ID vans, s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	100.00%
Admin mobility, s.a. de c.v.
Establishment and operations
Percentage of Legal ownership	100.00%
Discontinued operations | Swvl Pakistan (Private) Ltd
Establishment and operations
Percentage of Legal ownership	99.99%	99.99%
Discontinued operations | Swvl NBO Limited
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Swvl Technologies Ltd
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Swvl My For Information Technology SDN BHD
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Shotl Transportation, S.L.
Establishment and operations
Percentage of Legal ownership	55.00%	55.00%
Discontinued operations | Viapool Inc
Establishment and operations
Percentage of Legal ownership	51.00%
Discontinued operations | Movilidad Digital SAS
Establishment and operations
Percentage of Legal ownership	51.00%
Discontinued operations | Viapool SRL
Establishment and operations
Percentage of Legal ownership	51.00%
Discontinued operations | Viapool SPA
Establishment and operations
Percentage of Legal ownership	51.00%
Discontinued operations | Swvl Brasil Tecnologia LTDA
Establishment and operations
Percentage of Legal ownership	51.00%
Discontinued operations | Swvl Germany GmbH (formerly "Blitz B22- 203 GmbH"
Establishment and operations
Percentage of Legal ownership	100.00%
Discontinued operations | Door2Door GmbH
Establishment and operations
Percentage of Legal ownership	100.00%
Discontinued operations | Volt Lines B.V.
Establishment and operations
Percentage of Legal ownership	100.00%
Discontinued operations | Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS
Establishment and operations
Percentage of Legal ownership	100.00%
Discontinued operations | Volt Lines MENA limited
Establishment and operations
Percentage of Legal ownership	100.00%